Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Amortized Cost and Estimated Fair Value of Securities Available-for-Sale

The amortized cost and estimated fair value of securities available-for-sale and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2017 and 2016 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2017	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S. Government agencies	$180,647,580	$—	$4,199,022	$176,448,558
Mortgage-backed securities	213,707,125	43,197	5,327,265	208,423,057
State, County, Municipals	118,786,297	849,364	2,535,126	117,100,535
Other investments	2,865,294	208,933	—	3,074,227

Total	$516,006,296	$1,101,494	$12,061,413	$505,046,377

		Gross	Gross
	Amortized	Unrealized	Unrealized
2016	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S. Government agencies	$207,080,794	$—	$7,114,186	$199,966,608
Mortgage-backed securities	152,765,924	340,419	4,841,633	148,264,710
State, County, Municipals	150,503,811	1,269,356	6,851,017	144,922,150
Other investments	2,869,761	101,345	—	2,971,106

Total	$513,220,290	$1,711,120	$18,806,836	$496,124,574

Summary of Unrealized Loss Information for Available-for-sale Securities

A summary of unrealized loss information for AFS securities, categorized by security type follows (in thousands):

December 31, 2017	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$15,681,866	223,535	$160,766,691	3,975,488	$176,448,557	4,199,023
Mortgage backed securities	88,499,852	1,613,091	116,753,236	3,714,175	205,253,088	5,327,266
State, County, Municipal	7,117,600	59,041	66,973,174	2,476,084	74,090,774	2,535,125

Total	$111,299,318	1,895,667	$344,493,101	10,165,747	$455,792,419	12,061,414

December 31, 2016	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$195,362,908	6,752,521	$4,603,700	361,665	$199,966,608	7,114,186
Mortgage backed securities	117,437,836	4,182,916	24,353,553	658,717	141,791,389	4,841,633
State, County, Municipal	95,088,225	6,663,280	3,092,183	187,737	98,180,408	6,851,017

Total	$407,888,969	17,598,717	$32,049,436	1,208,119	$439,938,405	18,806,836

Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity

The amortized cost and estimated fair value of securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

AFS	Amortized Cost	Fair Value
Securities AFS
Due in one year or less	$3,398,727	$3,421,576
Due after one year through five years	75,887,288	74,589,829
Due after five years through ten years	55,691,854	54,740,055
Due after ten years	381,028,427	372,294,917

Total	$516,006,296	$505,046,377

Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities

Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2017	2016	2015
Gross realized gains	$633,244	$112,881	$142,422
Gross realized losses	528,536	—	124,919

Net realized gains	$104,708	$112,881	$17,503